Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 5—Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2016 (unaudited)	December 31, 2015
Machinery and equipment	$4,551,000	$4,042,000
Office furniture and fixtures	217,000	217,000
Computer equipment and software	174,000	169,000
Total cost	4,942,000	4,428,000
Less accumulated depreciation	(1,131,000)	(1,002,000)
Net	$3,811,000	$3,426,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	March 31, 2016 (unaudited)	December 31, 2015
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	46,000
Total assets under capital lease	73,000	73,000
Less accumulated amortization	(52,000)	(46,000)
Net assets under capital lease	$21,000	$27,000

Depreciation expense for the three months ended March 31, 2016 and 2015 consisted of the following:

	Three Months Ended March 31,
	2016	2015
	(unaudited)	(unaudited)
Research and development	$100,000	$31,000
General and administrative	29,000	29,000
	$129,000	$60,000

Amortization of assets under capital lease was $6,000 and $6,000 for the three months ended March 31, 2016 and 2015, respectively.

Note 5—Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2015	December 31, 2014
Machinery and equipment	$4,042,000	$1,013,000
Office furniture and fixtures	217,000	198,000
Computer equipment and software	169,000	149,000
Total cost	4,428,000	1,360,000
Less accumulated depreciation	(1,002,000)	(605,000)
Net	$3,426,000	$755,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	December 31, 2015	December 31, 2014
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	46,000
Total assets under capital lease	73,000	73,000
Less accumulated amortization	(46,000)	(21,000)
Net assets under capital lease	$27,000	$52,000

Depreciation expense for the year ended December 31:

	2015	2014
Research and development	$286,000	$120,000
General and administrative	116,000	113,000
	$402,000	$233,000

Amortization of assets under capital lease was $25,000 and $20,000 for the years ended December 31, 2015 and 2014, respectively.